Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000089019 | AssetCorporate Bonds & NotesFR_85571BBD6
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C000089019 | AssetLoan Participations and AssignmentsFR_55328HAQ4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000089019 | AssetCommon StocksFR_L8176HAF7
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000089019 | AssetSecurities on Loan - Cash CollateralFR_P1LB82568NAC5SOL
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000089019 | AssetShort-Term InstrumentsFR_060990009_3.790
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000089019 | AssetAffiliated InvestmentsFR_693390551_CollSecLen
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000089019 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000089019 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000079103 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000079103 | AssetU.S. Treasury ObligationsFR_91282CNB3
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000079103 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000079104 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000079104 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000079104 | AssetU.S. Treasury ObligationsFR_912810RF7
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000080240 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000080240 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000080240 | AssetU.S. Treasury ObligationsFR_912803GA5
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000102215 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000102215 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(31.60%)
C000102215 | AssetU.S. Government AgenciesFR_01F042624
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000102215 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000102215 | AssetAsset-Backed SecuritiesFR_12676EAA5
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000102215 | AssetU.S. Treasury ObligationsFR_912810TQ1
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000102215 | AssetNon-Agency Mortgage-Backed SecuritiesFR_990ABJRT5
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000102215 | AssetSovereign IssuesFR_BYY9RYII7
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000102215 | AssetMunicipal Bonds & NotesFR_38122ND66
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000102215 | AssetPreferred SecuritiesFR_20453QAC6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000102215 | AssetLoan Participations and AssignmentsFR_937CJTII1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000102215 | AssetShort-Term InstrumentsFR_935TAI007_3.820
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000102215 | AssetAffiliated InvestmentsFR_72201R627
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000079102 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000079102 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000079102 | AssetU.S. Treasury ObligationsFR_91282CNS6
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000117167 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000117167 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(14.40%)
C000117167 | AssetCorporate Bonds & NotesFR_ACI34TDV9
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000117167 | AssetU.S. Government AgenciesFR_01F060626
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000117167 | AssetAsset-Backed SecuritiesFR_77588PAN2
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000117167 | AssetNon-Agency Mortgage-Backed SecuritiesFR_61772QAN0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000117167 | AssetSovereign IssuesFR_22411VBB3
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000117167 | AssetU.S. Treasury ObligationsFR_912828S50
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000117167 | AssetMunicipal Bonds & NotesFR_899062BQ5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000117167 | AssetShort-Term InstrumentsFR_40412DA74_4.300
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000215593 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000215593 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000215593 | AssetCorporate Bonds & NotesFR_452327AQ2
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000215593 | AssetU.S. Government AgenciesFR_3137HLNN8
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000215593 | AssetAsset-Backed SecuritiesFR_83208AAD5
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000215593 | AssetU.S. Treasury ObligationsFR_91282CPB1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215593 | AssetNon-Agency Mortgage-Backed SecuritiesFR_38384LB73
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215593 | AssetSovereign IssuesFR_ACI2M7VN7
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000215593 | AssetShort-Term InstrumentsFR_6840C3AG8_4.220
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000080241 | AssetAffiliated InvestmentsFR_693390551_CollSecLen
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000080241 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000080241 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000080241 | AssetShort-Term InstrumentsFR_40412DA74_4.300
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000080241 | AssetCorporate Bonds & NotesFR_95000U2F9
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000080241 | AssetAsset-Backed SecuritiesFR_36271VAB3
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000080241 | AssetU.S. Government AgenciesFR_3137HNQX9
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000080241 | AssetU.S. Treasury ObligationsFR_91282CPD7
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000080241 | AssetNon-Agency Mortgage-Backed SecuritiesFR_126395AA0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000080241 | AssetSovereign IssuesFR_50048MDS6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000080245 | AssetShort-Term InstrumentsFR_912797SD0_0.010
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000080245 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000080245 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000080245 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000080245 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000080245 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000080245 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000080245 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000080245 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000080245 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000080245 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000080245 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000080245 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000080245 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000089022 | AssetAffiliated InvestmentsFR_693390551_CollSecLen
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000089022 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000089022 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000089022 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000089022 | AssetCorporate Bonds & NotesFR_05946KAN1
Holdings [Line Items]
Percent of Net Asset Value	92.10%
C000089022 | AssetU.S. Treasury ObligationsFR_91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000089022 | AssetSecurities on Loan - Cash CollateralFR_P1FV656029AK1SOLGS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000240988 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000240988 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000240988 | AssetNon-Agency Mortgage-Backed SecuritiesFR_38384LB73
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240988 | AssetCorporate Bonds & NotesFR_29278GAM0
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000240988 | AssetCommoditiesFR_942WEX905
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000240988 | AssetU.S. Government AgenciesFR_3136BUFJ4
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000240988 | AssetAsset-Backed SecuritiesFR_78450PAB1
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000240988 | AssetSovereign IssuesFR_26951TAA8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000240988 | AssetCommon StocksFR_990ABFWB6
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000240988 | AssetShort-Term InstrumentsFR_22823QA68_4.100
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000240988 | AssetAffiliated InvestmentsFR_72201R833
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000249911 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000249911 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(96.00%)
C000249911 | AssetU.S. Government AgenciesFR_3140XGAA7
Holdings [Line Items]
Percent of Net Asset Value	186.40%
C000249911 | AssetAsset-Backed SecuritiesFR_87167QAQ1
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000249911 | AssetNon-Agency Mortgage-Backed SecuritiesFR_36251SAA6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000249911 | AssetU.S. Government Agencies_SSFR_01F040628_GSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
C000249911 | AssetShort-Term InstrumentsFR_912797TG2_0.010
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000242819 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[11]
C000242819 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(69.40%)
C000242819 | AssetAffiliated InvestmentsFR_72201R627
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000242819 | AssetU.S. Government AgenciesFR_01F062622
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000242819 | AssetCorporate Bonds & NotesFR_161175BY9
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000242819 | AssetAsset-Backed SecuritiesFR_81378PAA6
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000242819 | AssetNon-Agency Mortgage-Backed SecuritiesFR_41161PSK0
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000242819 | AssetSovereign IssuesFR_ACI06HB74
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000242819 | AssetU.S. Treasury ObligationsFR_91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000242819 | AssetLoan Participations and AssignmentsFR_74840YAH7
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242819 | AssetMunicipal Bonds & NotesFR_13077DKU5
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[11]
C000242819 | AssetShort-Term InstrumentsFR_060990009_3.870
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000229173 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229173 | AssetShort-Term InstrumentsFR_69999A006_3.930
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000229173 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000229173 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000229173 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000229173 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000229173 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000229173 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000229173 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000229173 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000229173 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229173 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000229173 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000229173 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000229173 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
C000239077 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000239077 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000239077 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000239077 | AssetCorporate Bonds & NotesFR_456837BT9
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000239077 | AssetPreferred SecuritiesFR_446150AT1
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000145158 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[13]
C000145158 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000145158 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000145158 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000145158 | AssetLoan Participations and AssignmentsFR_89678QAD8
Holdings [Line Items]
Percent of Net Asset Value	81.50%
C000145158 | AssetU.S. Treasury ObligationsFR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000080242 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000080242 | AssetShort-Term InstrumentsFR_912797TK3_0.010_1
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000080244 | AssetShort-Term InstrumentsFR_912797SD0_0.010
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000080244 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000080244 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000080244 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000080244 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000080244 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000080244 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000080244 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000080244 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000080244 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000080244 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000080244 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000080244 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000080244 | General Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%

[1]	Rounded value of investments is less than 0.1% of net assets.
[2]	Rounded value of investments is less than 0.1% of net assets.
[3]	Rounded value of investments is less than 0.1% of net assets.
[4]	Rounded value of investments is less than 0.1% of net assets.
[5]	Rounded value of investments is less than 0.1% of net assets.
[6]	Rounded value of investments is less than 0.1% of net assets.
[7]	Rounded value of investments is less than 0.1% of net assets.
[8]	Rounded value of investments is less than 0.1% of net assets.
[9]	Rounded value of investments is less than 0.1% of net assets.
[10]	Rounded value of investments is less than 0.1% of net assets.
[11]	Rounded value of investments is less than 0.1% of net assets.
[12]	Rounded value of investments is less than 0.1% of net assets.
[13]	Rounded value of investments is less than 0.1% of net assets.